Fair Value (Items Measured At Fair Value On A Recurring Basis) (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (see Note R)		$ 0.8	$ 0.6
Total assets		173.4	198.6
Derivative liabilities		4.1	14.8
Total liabilities		29.7	37.0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (see Note R)		0.0	0.0
Total assets		26.8	22.0
Derivative liabilities		0.0	0.0
Total liabilities		25.6	22.2
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (see Note R)		0.8	0.6
Total assets		146.6	176.6
Derivative liabilities		4.1	14.8
Total liabilities		4.1	14.8
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (see Note R)		0.0	0.0
Total assets		0.0	0.0
Derivative liabilities		0.0	0.0
Total liabilities		0.0	0.0
Bank time deposits with original maturities of three months or less | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		145.8	176.0
Bank time deposits with original maturities of three months or less | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0.0	0.0
Bank time deposits with original maturities of three months or less | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		145.8	176.0
Bank time deposits with original maturities of three months or less | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0.0	0.0
Diversified investments associated with the ESUP (see Note K) | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	[1]	26.8	22.0
Diversified investments associated with the ESUP (see Note K) | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	[1]	26.8	22.0
Diversified investments associated with the ESUP (see Note K) | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	[1]	0.0	0.0
Diversified investments associated with the ESUP (see Note K) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	[1]	0.0	0.0
Liabilities associated with the ESUP (see Note K) | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	[1]	25.6	22.2
Liabilities associated with the ESUP (see Note K) | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	[1]	25.6	22.2
Liabilities associated with the ESUP (see Note K) | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	[1]	0.0	0.0
Liabilities associated with the ESUP (see Note K) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	[1]	$ 0.0	$ 0.0

[1]	Includes both current and long-term amounts combined.